Annual Total Returns[BarChart] - International Value Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.01%)	18.78%	26.20%	(11.63%)	(7.31%)	12.09%	17.00%	(17.81%)	16.42%	4.95%